Note 9 - Property and Equipment	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
Note 9:	Property and equipment

Property and equipment are recorded at cost, and at December 31, 2025 and 2024, were comprised as follows:

	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2023	$2,272	$531	$11	$2,814
Additions	35	-	-	35
At December 31, 2024	$2,307	$531	$11	$2,849
Additions	175	-	-	175
Disposal	-	(531)	(11)	(542)
At December 31, 2025	$2,482	$-	$-	$2,482

Accumulated depreciation
At December 31, 2023	$(1,798)	$(417)	$(11)	$(2,226)
Depreciation	(207)	(90)	-	(297)
At December 31, 2024	$(2,005)	$(507)	$(11)	$(2,523)
Depreciation	(180)	(24)	-	(204)
Disposal	-	531	11	542
At December 31, 2025	$(2,185)	$-	$-	$(2,185)

Net book value
At December 31, 2024	$302	$24	$-	$326
At December 31, 2025	$297	$-	$-	$297